July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock LifePath® ESG Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.7%
iShares Developed Real Estate Index Fund, Class K	87,224	$ 787,635
iShares ESG Aware MSCI EAFE ETF(b)	35,673	3,734,963
iShares ESG Aware MSCI EM ETF(b)	39,420	2,030,918
iShares ESG Aware MSCI USA ETF(b)	60,334	9,873,659
iShares ESG Aware MSCI USA Small-Cap ETF(b)	19,881	1,068,007
iShares MSCI Canada ETF(b)	9,045	537,183
iShares MSCI EAFE Small-Cap ETF(b)	7,529	631,683
iShares MSCI Emerging Markets Small-Cap ETF	4,045	282,017
		18,946,065
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	3,327	155,205
iShares TIPS Bond ETF(b)	337	36,271
		191,476
Money Market Funds — 32.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)	6,085,822	6,087,648
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)	40,804	40,804
		6,128,452
Total Investments — 131.7% (Cost: $20,497,124)		25,265,993
Liabilities in Excess of Other Assets — (31.7)%		(6,076,666)
Net Assets — 100.0%		$ 19,189,327

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,683,611	$ 405,940 (a)	$ —	$ (2,268)	$ 365	$ 6,087,648	6,085,822	$ 9,173 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	33,602	7,202 (a)	—	—	—	40,804	40,804	1,197	—
iShares Developed Real Estate Index Fund, Class K	622,883	188,821	(74,104)	149	49,886	787,635	87,224	27,491	13,515
iShares ESG Aware MSCI EAFE ETF	2,886,566	1,012,248	(511,523)	5,643	342,029	3,734,963	35,673	110,878	—
iShares ESG Aware MSCI EM ETF	1,370,776	666,983	(239,893)	15,382	217,670	2,030,918	39,420	36,333	—
iShares ESG Aware MSCI USA ETF	7,388,086	2,411,596	(679,072)	(7,138)	760,187	9,873,659	60,334	61,497	—
iShares ESG Aware MSCI USA Small-Cap ETF	884,420	213,683	(192,960)	3,140	159,724	1,068,007	19,881	6,866	—
iShares ESG Aware U.S. Aggregate Bond ETF	119,342	45,498	(5,103)	(945)	(3,587)	155,205	3,327	3,871	—
iShares MSCI Canada ETF	372,076	120,903	(22,228)	10	66,422	537,183	9,045	5,731	—
iShares MSCI EAFE Small-Cap ETF	476,617	167,761	(61,021)	723	47,603	631,683	7,529	17,450	—
iShares MSCI Emerging Markets Small-Cap ETF	221,115	82,213	(20,499)	311	(1,123)	282,017	4,045	7,092	—
iShares TIPS Bond ETF	26,398	12,041	(995)	(140)	(1,033)	36,271	337	1,132	—
				$ 14,867	$ 1,638,143	$ 25,265,993		$ 288,711	$ 13,515

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 18,946,065	$ —	$ —	$ 18,946,065
Fixed-Income Funds	191,476	—	—	191,476
Money Market Funds	6,128,452	—	—	6,128,452
	$25,265,993	$—	$—	$25,265,993

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments